Geographic and Other Information - Revenue by Product and Services (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [Line Items]
Revenue	₩ 26,151,781		₩ 29,878,043	₩ 24,261,561
Revenue included in forward exchange hedging loss	26,364,737	[1],[2]	29,878,043	24,261,561
TV [member]
Disclosure of products and services [Line Items]
Revenue	6,975,269	[1]	9,466,192	6,737,654
IT [Member]
Disclosure of products and services [Line Items]
Revenue	11,197,954	[1]	12,458,740	10,120,668
Mobile and others [member]
Disclosure of products and services [Line Items]
Revenue	₩ 8,191,514	[1]	₩ 7,953,111	₩ 7,403,239

[1]

(*) Total revenue in 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.

[2]

Total revenue in 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.